Quarterly Holdings Report
for

Fidelity® Municipal Income 2023 Fund

September 30, 2020

M23-QTLY-1120
1.958060.107

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Alabama - 2.7%
Birmingham Arpt. Auth. Arpt. Series 2020, 5% 7/1/23 (Build America Mutual Assurance Insured)	325,000	361,920
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$552,365
Series 2016 B, 5% 3/1/23	100,000	110,473

TOTAL ALABAMA		1,024,758

Arizona - 3.7%
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	334,716
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (a)	130,000	136,705
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	100,000	113,174
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	505,710
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	280,950

TOTAL ARIZONA		1,371,255

California - 1.8%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	110,000	121,998
Los Angeles Dept. Arpt. Rev. Series 2018 C, 5% 5/15/23 (b)	120,000	133,314
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	190,588
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	222,142

TOTAL CALIFORNIA		668,042

Colorado - 1.4%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	195,000	203,623
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	223,458
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	112,638

TOTAL COLORADO		539,719

Connecticut - 3.4%
Connecticut Gen. Oblig.:
Series 2018 C, 5% 6/15/23	200,000	225,348
Series 2019 A, 5% 4/15/23	200,000	223,814
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2011 A, 4% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	65,000	66,803
Series K1, 5% 7/1/23	500,000	531,055
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/23 (b)	100,000	111,510
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	110,691

TOTAL CONNECTICUT		1,269,221

Delaware - 1.1%
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/23	350,000	396,834
Florida - 9.4%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	279,853
Series 2015 B, 5% 7/1/23	45,000	50,373
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	562,190
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	300,000	316,995
Hillsborough County Aviation Auth. Rev. Series 2018 E, 5% 10/1/23 (b)	450,000	505,206
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	559,210
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	215,594
Series 2014 B, 5% 7/1/23	90,000	99,575
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	33,568
Series 2015 D, 5% 2/1/23	650,000	719,940
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	163,376

TOTAL FLORIDA		3,505,880

Georgia - 1.5%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (a)	300,000	313,788
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	230,754

TOTAL GEORGIA		544,542

Illinois - 15.4%
Chicago Midway Arpt. Rev. Series 2013 B, 5% 1/1/23	400,000	436,704
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	218,352
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	555,830
Illinois Fin. Auth. Rev.:
Series 2016 C, 5% 2/15/23	500,000	552,920
Series 2019, 5% 4/1/23	500,000	554,795
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	311,346
Series 2014, 5% 2/1/23	250,000	262,150
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	564,371
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	90,313
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	815,000	882,655
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	548,760
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	134,210
Series 2002:
5.7% 6/15/23	45,000	49,535
5.7% 6/15/23 (Escrowed to Maturity)	45,000	51,431
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	557,235

TOTAL ILLINOIS		5,770,607

Indiana - 1.5%
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/23 (b)	500,000	543,655
Kentucky - 0.8%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. (Revitalization Projs.) Series B, 4% 7/1/23	275,000	298,158
Louisiana - 1.7%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	45,000	45,142
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	601,209

TOTAL LOUISIANA		646,351

Maine - 0.6%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 3% 7/1/23	200,000	208,814
Massachusetts - 3.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	57,242
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	150,000	165,002
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/23	230,000	255,597
Series 2019 A, 5% 7/1/23	200,000	220,532
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (b)	500,000	559,850

TOTAL MASSACHUSETTS		1,258,223

Michigan - 2.2%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	56,678
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/23	195,000	212,690
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	437,139
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/23	100,000	112,087

TOTAL MICHIGAN		818,594

Minnesota - 0.7%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	276,468
Nevada - 1.1%
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	424,365
New Jersey - 10.4%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	272,735
Carteret School District Series 2020, 2% 2/1/23	300,000	306,198
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series A, 5% 7/1/23 (Build America Mutual Assurance Insured)	400,000	439,296
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	596,805
Series 2015 XX, 5% 6/15/23	250,000	273,715
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23 (Escrowed to Maturity)	100,000	112,908
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	224,466
Series 2013, 5% 7/1/23	200,000	225,934
Series 2016 A:
5% 7/1/23	250,000	281,388
5% 7/1/23	90,000	99,601
Series 2016, 5% 7/1/23	325,000	361,920
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	266,446
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	278,740
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	150,000	167,343

TOTAL NEW JERSEY		3,907,495

New York - 6.0%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	112,879
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	389,963
Series 2014 B, 5% 7/1/23	285,000	317,541
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	587,378
New York Dorm. Auth. Sales Tax Rev. Series 2018 F, 5% 3/15/23 (b)	175,000	193,708
New York Metropolitan Trans. Auth. Rev. Series 2020 A, 5% 2/1/23	300,000	309,294
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	336,699

TOTAL NEW YORK		2,247,462

Ohio - 7.4%
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/23 (FSA Insured)	500,000	548,115
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	437,396
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (a)	500,000	557,275
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	110,070
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/23	200,000	220,976
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/23	300,000	328,728
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	557,095

TOTAL OHIO		2,759,655

Oregon - 1.4%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	258,353
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	278,040

TOTAL OREGON		536,393

Pennsylvania - 6.5%
Berks County Muni. Auth. Rev. (Tower Health Proj.) Series 2020 A, 5% 2/1/23	300,000	317,640
Bethlehem Area School District Series 2016 A, 5% 2/1/23 (FSA Insured)	350,000	387,744
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/23	200,000	223,458
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	344,442
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/23	100,000	112,087
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/23	250,000	281,975
Pennsylvania Gen. Oblig. Series 2013, 5% 4/1/23	250,000	279,585
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	112,967
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	377,009

TOTAL PENNSYLVANIA		2,436,907

Rhode Island - 0.7%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	278,705
South Carolina - 0.3%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (b)	100,000	111,796
South Dakota - 0.4%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	168,131
Tennessee - 2.0%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/23 (b)	200,000	223,416
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	500,000	538,480

TOTAL TENNESSEE		761,896

Texas - 2.4%
Lower Colorado River Auth. Rev. Series 2015 B, 5% 5/15/23	250,000	279,888
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	331,143
Series 2015 B, 5% 1/1/23	250,000	275,953

TOTAL TEXAS		886,984

Virginia - 2.1%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (a)(b)	200,000	206,956
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/23	250,000	269,045
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	221,510
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	100,000	103,636

TOTAL VIRGINIA		801,147

Washington - 4.8%
Port of Seattle Rev.:
Series 2013, 5% 7/1/23 (b)	250,000	279,125
Series 2015 B, 5% 3/1/23	250,000	275,675
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	333,918
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	330,783
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	158,400
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	424,825

TOTAL WASHINGTON		1,802,726

Wisconsin - 1.5%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	560,435
TOTAL MUNICIPAL BONDS
(Cost $35,534,582)		36,825,218
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $35,534,582)		36,825,218
NET OTHER ASSETS (LIABILITIES) - 1.7%		632,895
NET ASSETS - 100%		$37,458,113

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$261
Total	$261

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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